Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0001851322
Registrant Name	North Haven Private Income Fund LLC
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES